Segment Information and Concentration (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 2,805,400	$ 2,864,900	$ 5,237,800	$ 5,758,600	$ 11,400,500	$ 9,775,200
Income (Loss) from Operations	2,370,500	1,535,000	4,079,400	2,105,300	13,668,100	3,672,500
Depreciation and Amortization			380,800	327,300	688,200	251,500
Benchtop Laboratory Equipment
Revenues	2,582,200	2,434,600	4,608,900	5,031,100	9,981,100	9,043,600
Foreign Sales	856,600	783,600	1,322,500	2,031,100	3,702,400	3,483,700
Income (Loss) from Operations	266,200	247,300	203,500	851,700	1,475,800	1,461,300
Assets	7,810,900	10,231,100	8,622,500	9,715,400	9,538,600	14,783,000
Long-lived Asset Expenditures	8,200	16,500	34,300	66,600	92,500	60,500
Depreciation and Amortization	23,300	24,600	50,100	46,600	96,300	103,100
Bioprocessing Systems
Revenues	223,200	430,300	628,900	727,500	1,419,400	731,600
Foreign Sales	95,900	269,700	478,200	521,500	1,101,400	684,600
Income (Loss) from Operations	(2,072,500)	(1,651,700)	(3,483,200)	(3,712,700)	(11,369,500)	(4,828,600)
Assets	5,174,100	10,024,261	5,174,600	10,064,500	5,077,500	8,735,100
Long-lived Asset Expenditures	37,600	158,000	220,200	163,300	732,100	196,900
Depreciation and Amortization	164,600	229,900	330,700	280,700	591,900	148,400
Corporate
Revenues	0	0	0	0	0	0
Foreign Sales	0	0	0	0	0	0
Income (Loss) from Operations	(661,300)	(337,900)	(902,300)	(508,200)	(1,650,400)	(1,341,400)
Assets	3,379,000	10,271,439	4,272,100	9,072,600	6,391,800	5,488,300
Long-lived Asset Expenditures	0	0	0	0	0	0
Depreciation and Amortization	0	0	0	0	0	0
Consolidated
Revenues	2,805,400	2,864,900	5,237,800	5,758,600	11,400,500	9,775,200
Foreign Sales	952,500	1,053,300	1,800,700	2,552,600	4,803,800	4,168,300
Income (Loss) from Operations	(2,467,600)	(1,742,300)	(4,137,000)	(3,369,200)	(11,544,100)	(4,708,700)
Assets	16,364,000	30,526,800	18,069,200	28,852,500	21,007,900	29,006,400
Long-lived Asset Expenditures	45,800	174,500	254,500	229,900	824,600	257,400
Depreciation and Amortization	$ 187,900	$ 254,500	$ 380,800	$ 327,300	$ 688,200	$ 251,500